Document and Entity Information	Jun. 04, 2025
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Jun. 04, 2025
Entity Registrant Name	Flutter Entertainment plc
Entity Incorporation State Country Code	L2
Entity File Number	001-37403
Entity Tax Identification Number	98-1782229
Entity Address Address Line 1	One Madison Avenue
Entity Address City Or Town	New York
Entity Address State Or Province	NY
Entity Address Postal Zip Code	10010
City Area Code	+353 (1)
Local Phone Number	264 1566
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Ordinary Shares, nominal value of €0.09 per share
Trading Symbol	FLUT
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001635327
Former Address [Member]
Document And Entity Information [Line Items]
Entity Address Address Line 1	300 Park Ave South
Entity Address City Or Town	New York
Entity Address State Or Province	NY
Entity Address Postal Zip Code	10010